Investment Objectives and Goals - Tortoise Energy Fund	Nov. 30, 2024
Prospectus [Line Items]
Risk/Return [Heading]	TORTOISE ENERGY FUND SUMMARY
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	Tortoise Energy Fund, a series of Tortoise Capital Series Trust (the “Fund”), primarily seeks current income and
Objective, Secondary [Text Block]	secondarily seeks long-term capital appreciation.